Investment in preferred shares of a private entity (Details) (Jupai)				1 Months Ended
	Dec. 31, 2014 Convertible Redeemable Preferred Shares USD ($)	May 31, 2014 Convertible Redeemable Preferred Shares USD ($)	May 31, 2014 Convertible Redeemable Preferred Shares CNY	Dec. 31, 2014 Convertible Redeemable Preferred Shares Shareholder of Jupai	May 31, 2014 Convertible Redeemable Preferred Shares Shareholder of Jupai	Aug. 31, 2014 Ordinary Shares Shareholder of Jupai USD ($)	May 31, 2014 Ordinary Shares Shareholder of Jupai USD ($)	May 31, 2014 Ordinary Shares Shareholder of Jupai CNY
Investment in preferred shares of a private entity
Number of shares acquired		12,918,340	12,918,340			12,918,340	12,918,340	12,918,340
Consideration for shares acquired		$ 7,801,728	48,000,000			$ 10,116,352	$ 7,801,728	48,000,000
Number of preferred shares issued upon re-designation of ordinary shares				12,918,340	12,918,340
Fair value	39,484,906
Unrealized gains in accumulated other comprehensive income	$ 13,765,098